INVENTORIES	12 Months Ended
Dec. 31, 2022
INVENTORIES
INVENTORIES

NOTE 5:-INVENTORIES

	December 31,
	2022	2021
Raw materials	$14,541	$15,263
Finished products	21,836	8,725

	$36,377	$23,988

During the year ended December 31, 2022, the Group's inventory write off was immaterial. The Group wrote off inventory in a total amount of approximately $1.7 million and $4.2 million in the years ended December 31, 2021, and 2020, respectively.